Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Trade And Other Receivables [Table Text Block]
	As of March 31,
	2023		2022
Current
Trade and other receivables, gross	Rs.	73,743	Rs.	67,958
Less: Allowance for credit losses		(1,258)		(1,194)
Trade and other receivables, net	Rs.	72,485	Rs.	66,764
Non-current
Trade and other receivables, gross (1)	Rs.	-	Rs.	54
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	-	Rs.	54

(1)
Balance as of March 31, 2022 repr
esented a
mounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts were not expected to be realized within twelve months from the end of the reporting date, they were disclosed as non-current.

Allowance For Credit Losses [Table Text Block]
The details of changes in allowance for credit losses during the years ended March 31, 2023 and 2022, are as follows:

	For the Year Ended March 31,
	2023		2022
Balance at the beginning of the year	Rs.	1,194	Rs.	1,296
Provision made during the year, net of reversals		84		(3)
Trade and other receivables written off & exchange differences		(20)		(99)
Balance at the end of the year	Rs.	1,258	Rs.	1,194